Reduction in Force (Tables)	12 Months Ended
Dec. 31, 2022
Reductions in Force
Schedule of employee severance and benefits costs

Year ended
December 31, 2022
Research and development	$1,035
Sales and marketing	338
General and administrative	417
Total employee severance and benefits costs	$1,790